Recent Accounting Pronouncements - Schedule of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jan. 02, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Lease liability recognized	$ 1,205		$ 1,205			$ 1,620
Current lease liabilities	635		635
Non-current lease liabilities	570		570
Cash lease payments made			348
Interest paid as charged to comprehensive profit and loss as other finance income			38
Payment against lease liabilities	$ 159		310
Foreign exchange			$ 7
IFRS 16 Leases [Member]
Statement Line Items [Line Items]
Lease liability recognized					$ 1,522
Current lease liabilities					629
Non-current lease liabilities					$ 893